Non-current assets held for sale	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale

32.	Non-current assets held for sale

Non-current assets and group of assets are reclassified as held for sale if the carrying amount will be recovered through a sale transaction, instead of continuous use. This condition is met only when the asset is available for sale in the present condition, exposed only to the terms that are usual to sales of these assets and the sale is highly probable. Management has to be committed to complete within one year.

When the Company is committed to a sale plan involving the loss of control over a subsidiary, all the assets and liabilities of this subsidiary are classified as held for sale when the criteria above is met, even if the Company keeps a non-controlling interest in its former subsidiary after the sale. Additionally, the net income of the entity classified as held for sale is presented as discontinued operations in a single caption in the Statements of Income.

Non-current assets classified as held for sale are measured based on the lower amount between their carrying amount and their fair value less cost to sell.

Breakdown	2021	2020

Properties / lands held for sale	36	78
Extra Hiper Stores (Note 1.1) (*)	1,117	-
Real estate developments held for sale - Éxito	34	31
Assets held for sale	1,187	109

Extra Hiper Stores / Lease liability (Note 1.1)	62	-
Liabilities held for sale	62	-
(*)	R$967 refers to Fixed Assets and R$150 refers to Right of Use - Paes Mendonça